RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Interest income	$ 25,919,198	$ 26,971,902	$ 27,651,699
Fees income and commissions	4,784,225	4,477,604	4,215,764
Expenses
Fees expenses and commissions	(1,124,180)	(1,001,625)	(974,250)
Other expenses	(8,899,891)	(8,125,461)	(7,875,408)
Individuals with Control Over Entity [Member]
Income
Interest income	471	492	550
Fees income and commissions	16	15	4
Other income			3
Expenses
Financial expenses	(6,248)	(2,539)	(4,412)
Fees expenses and commissions	(29)	(4)	(4)
Operating expenses	(590)	(579)	(706)
Other expenses	(52)	(16)	(11)
Key management personnel of entity or parent [member]
Income
Interest income	576	516	611
Fees income and commissions	32	25	25
Other income	34	7	14
Expenses
Financial expenses	(2,399)	(1,311)	(3,581)
Fees expenses and commissions	(5,685)	(3,939)	(2,801)
Operating expenses	(13,448)	(9,348)	(15,735)
Other expenses	(111)	(41)	(8)
Total for all associates [member]
Income
Interest income	72,825	101,632	92,029
Fees income and commissions	134,113	65,007	28,853
Leases	1,900	1,751	1,574
Other income	485,421	458,918	480,565
Expenses
Financial expenses	(9,901)	(10,639)	(10,337)
Fees expenses and commissions	(163,517)	(132,153)	(91,646)
Operating expenses	(987)	(1,147)	(408)
Other expenses	(313,292)	(170,952)	(173,899)
Entities controlled by individuals [Member]
Income
Interest income	516,465	558,438	618,120
Fees income and commissions	218,623	155,392	157,205
Leases	25	26	76
Other income	11,234	8,879	30,809
Expenses
Financial expenses	(147,592)	(73,476)	(80,165)
Fees expenses and commissions	(6,760)	(2,524)	(4,044)
Operating expenses	(5,403)	(5,139)	(5,517)
Other expenses	(48,116)	(96,707)	(100,632)
Entities with joint control or significant influence over entity [member]
Income
Interest income	267	504	24,009
Fees income and commissions	35	33	33
Other income	55	40	51
Expenses
Financial expenses	(204)	(490)	(281)
Fees expenses and commissions	(87)	(52)	$ (171)
Other expenses	$ (187)	$ (1)